Convertible Notes (Tables)	12 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
Schedule of Promissory Notes

As of the year ended June 30, 2021, debt discount of the convertible notes consisted of following:

		Debt Discount			Debt Discount
Start Date	End Date	As of 6/30/2020	Addition	Amortization	As of 6/30/2021
9/27/2019	9/25/2019	$35,553	$-	$(35,553)	$-
9/27/2019	9/25/2019	3,884	-	(3,884)	-
10/28/2019	10/27/2020	65,069	-	(65,069)	-
10/28/2019	10/27/2020	7,499	-	(7,499)	-
10/28/2019	10/27/2020	65,069	-	(65,069)	-
10/28/2019	10/27/2020	7,499	-	(7,499)	-
11/29/2020	11/30/2020	39,605	-	(39,605)	-
11/29/2020	11/30/2020	4,648	-	(4,648)	-
11/29/2020	11/30/2020	39,605	-	(39,605)	-
11/29/2020	11/30/2020	4,648	-	(4,648)	-
12/10/2019	12/10/2020	42,309	-	(42,309)	-
12/10/2019	12/10/2020	5,211	-	(5,211)	-
12/10/2019	12/10/2020	42,309	-	(42,309)	-
12/10/2019	12/10/2020	5,211	-	(5,211)	-
12/27/2019	12/27/2020	49,180	-	(49,180)	-
12/27/2019	12/27/2020	6,000	-	(6,000)	-
1/3/2020	12/27/2020	50,139	-	(50,139)	-
1/3/2020	12/27/2020	6,117	-	(6,117)	-
1/14/2020	1/14/2021	79,525	-	(79,525)	-
1/14/2020	1/14/2021	1,623	-	(1,623)	-
1/22/2020	1/22/2021	53,327	-	(53,327)	-
1/22/2020	1/22/2021	1,689	-	(1,689)	-
2/4/2020	8/4/2020	21,154	-	(21,154)	-
2/18/2020	8/18/2020	26,923	-	(26,923)	-
3/5/2020	3/5/2021	82,893	-	(82,893)	-
3/5/2020	3/5/2021	2,038	-	(2,038)	-
4/24/2020	4/24/2021	59,600	-	(59,600)	-
4/24/2020	4/24/2021	1,633	-	(1,633)	-

6/10/2020	6/10/2021	28,356	-	(28,356)	-
6/10/2020	6/10/2021	6,776	-	(6,776)	-
6/18/2020	6/18/2021	29,014	-	(29,014)	-
6/18/2020	6/18/2021	6,775	-	(6,775)	-
7/6/2020	7/6/2021	-	75,000	(75,000)	-
7/6/2020	7/6/2021	-	2,000	(2,000)	-
7/7/2020	7/7/2021	-	150,000	(150,000)	-
7/7/2020	7/7/2021	-	3,000	(3,000)	-
7/16/2020	7/16/2021	-	225,000	(225,000)	-
7/16/2020	7/16/2021	-	35,700	(35,700)	-
7/21/2020	7/21/2021	-	175,000	(175,000)	-
7/21/2020	7/21/2021	-	25,200	(25,200)	-
9/10/2020	9/10/2021	-	200,000	(160,548)	39,452
9/10/2020	9/10/2021	-	27,700	(22,388)	5,312
11/10/2020	11/11/2021	-	50,000	(31,694)	18,306
11/10/2020	11/11/2021	-	8,300	(5,276)	3,024
9/8/2020	3/10/2021	-	93,077	(93,077)	-
9/8/2020	3/10/2021	-	10,000	(10,000)	-
9/13/2020	3/25/2021	-	189,093	(189,093)	-
9/13/2020	3/25/2021	-	19,300	(19,300)	-
10/8/2020	4/9/2021	-	210,000	(210,000)	-
10/8/2020	4/9/2021	-	21,000	(21,000)	-
10/13/2020	4/13/2021	-	250,000	(250,000)	-
10/13/2020	4/13/2021	-	25,000	(25,000)	-
2/8/2021	2/9/2022	-	59,985	(23,273)	36,712
2/8/2021	2/9/2022	-	9,315	(3,614)	5,701
6/14/2021	6/14/2024	-	286,765	(4,186)	282,578
	Total:	$880,879	$2,150,435	$(2,640,228)	$391,086